Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - USD ($) $ in Thousands	Apr. 30, 2019	Jul. 25, 2018
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 691
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 69